BASIS OF PRESENTATION (Details)	Mar. 31, 2015	Dec. 31, 2014
THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES
Noncontrolling (minority) interests (as a percent)	0.00%	0.00%
Wanda
THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage held in Holding entity	77.85%	77.86%
Combined voting power held in Holdings (as a percent)	91.34%	91.34%